Share-Based Compensation and Other Related Information (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Options Outstanding

The following table summarizes the changes in stock options for the years ended December 31:

	Number of Options (000’s)	Weighted Average Exercise Price (C$/option)
At January 1, 2017	10,675	$28.03
Issued in connection with the acquisition of Exeter (note 7)	192	4.32
Exercised (2)	(27)	20.27
Forfeited/expired	(3,545)	30.92

At December 31, 2017 – outstanding	7,295	$26.02

At December 31, 2017 – exercisable	5,252	$27.39

At January 1, 2016	14,775	$34.53
Granted (1)	3,087	20.27
Exercised (2)	(232)	12.64
Forfeited/expired	(6,955)	38.92

At December 31, 2016 – outstanding	10,675	$28.03

At December 31, 2016 – exercisable	6,061	$31.24

(1)	Effective January 1, 2017, the Company has stopped granting options under the stock option plan. Stock options granted during the year ended December 31, 2016 vest over 3 years, are exercisable at C$20.27 per option, expire in 2023 and had a total fair value of $15 million at the date of grant.
(2)	The weighted average share price at the date stock options were exercised was C$21.78 (2016 – C$20.74).

Summary of Assumptions Used to Determine Fair Value of Options Granted

The weighted average fair value of stock options granted during the year ended December 31, 2016 of $4.89 per option was calculated as of the date of grant using the Black-Scholes option pricing model with the following weighted average assumptions and inputs:

2016
Expected life	3.3 years
Expected volatility	45.3%
Expected dividend yield	0.8%
Risk-free interest rate	0.5%
Weighted average share price	15.24

Summary of Stock Options Outstanding on Exercise Prices

The following table summarizes information about the Company’s stock options outstanding at December 31, 2017:

	Options Outstanding			Options Exercisable
Exercise Prices (C$/option)	Options Outstanding (000’s)	Weighted Average Exercise Price (C$/option)	Weighted Average Remaining Contractual Life (years)	Options Outstanding and Exercisable (000’s)	Weighted Average Exercise Price (C$/option)	Weighted Average Remaining Contractual Life (years)
$4.17 – $4.50	192	$4.32	2.7	192	$4.32	2.7
$20.27	2,106	20.27	4.9	732	20.27	4.7
$26.66 – 29.63	2,793	27.49	3.0	2,124	27.60	2.7
$29.63 – $33.48	2,204	31.55	0.7	2,204	31.55	0.7

	7,295	$26.02	2.8	5,252	$27.39	2.1